Long-Term Debt - Schedule of Long Term Debt Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019		$ 1,816,450
2020	$ 8,225	0
2021	8,225	0
2022	8,225	0
2023	8,225	0
Thereafter		0
Total principal payments		1,816,450
Less:
Unamortized discounts, premium and deferred debt costs, net		0
Total debt carrying value	$ 994,000	$ 1,816,450	$ 1,718,297